Segment Information (Details) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
	Mar. 29, 2019	May 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total operating revenues			$ 319,953	$ 309,702
Depreciation and amortization			(81,097)	(84,712)
Other operating expenses(2)			(122,379)	(169,287)
Impairment of long-term assets				(41,597)
Other operating losses			(36,329)	(22,343)
Operating income			80,148	(8,237)
Inter segment and segment operating income/(loss)			80,148	(8,237)
Equity in net losses of affiliates			(180,860)	(47,630)
Total assets			4,385,938		$ 4,632,144
Investments in affiliates			303,629		508,805
Asset impairment charges			0	41,597
Operating Segments | Vessel Operations
Segment Reporting Information [Line Items]
Total operating revenues			156,381	146,130
Depreciation and amortization			(45,143)	(48,617)
Other operating expenses(2)			(80,400)	(128,950)
Impairment of long-term assets				(41,597)
Other operating losses			532	12,060
Operating income			31,370	(60,974)
Inter segment and segment operating income/(loss)			31,852	(60,421)
Equity in net losses of affiliates			(142,856)	(29,495)
Total assets			2,323,067		2,583,209
Investments in affiliates			106,747		247,112
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Total operating revenues			163,572	163,572
Depreciation and amortization			(35,954)	(36,095)
Other operating expenses(2)			(41,979)	(40,337)
Impairment of long-term assets				0
Other operating losses			(36,861)	(34,403)
Operating income			48,778	52,737
Inter segment and segment operating income/(loss)			48,778	52,737
Equity in net losses of affiliates			0	0
Total assets			1,872,857		1,793,628
Investments in affiliates			0		0
Operating Segments | Power
Segment Reporting Information [Line Items]
Total operating revenues			0	0
Depreciation and amortization			0	0
Other operating expenses(2)			0	0
Impairment of long-term assets				0
Other operating losses			0	0
Operating income			0	0
Inter segment and segment operating income/(loss)			0	0
Equity in net losses of affiliates			(38,004)	(18,135)
Total assets			196,882		261,693
Investments in affiliates			196,882		261,693
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total operating revenues			0	0
Depreciation and amortization			0	0
Other operating expenses(2)			0	0
Impairment of long-term assets				0
Other operating losses			0	0
Operating income			0	0
Inter segment and segment operating income/(loss)			(482)	(553)
Equity in net losses of affiliates			0	0
Total assets			(6,868)		(6,386)
Investments in affiliates			0		$ 0
Intersegment Eliminations | Vessel Operations
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)			482	553
Intersegment Eliminations | FLNG
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)			0	0
Intersegment Eliminations | Power
Segment Reporting Information [Line Items]
Inter segment and segment operating income/(loss)			$ 0	$ 0
LNG Croatia
Segment Reporting Information [Line Items]
Asset impairment charges	$ 34,300
OLT Offshore LNG Toscana S.p.A.
Segment Reporting Information [Line Items]
Asset impairment charges		$ 7,300